Cost Of Sales (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Cost Of Sales

	Year Ended December 31,
	2012	2011
Production and delivery	$51,503	$97,982
Depreciation and depletion	25,515	18,824
Write-down of carrying value of inventory	25,472	11,075
Write-down of carrying value of property, plant and equipment	15,245	16,605

Cost of sales during mine operations	117,735	144,486
Cost of sales during idled mine period (i)	52,958	—

	$170,693	$144,486

(i)

Cost of sales during idled mine period for the year ended December 31, 2012 includes $33.4 million (2011 - $nil) of depreciation expense. The depreciation expense relates to SouthGobi’s idled plant and equipment.